RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Amount Due To Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Amounts due from related parties [Line Items]
Others		$ 7,054	$ 222
Total		17,746	10,914
Eall [Member]
Amounts due from related parties [Line Items]
Total	[1]	$ 10,692	$ 10,692

[1]	The balance represents the loan provided by Eall (see Note 20 (1)).